COMMITMENTS AND CONTINGENCIES: (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES:
Schedule of the Company's present and former facilities with environmental contamination or reclamation obligations for which the Company has reserved
Country	Location	(a)	(b)	(c)	(d)	(e)
Brazil	Diadema			X
Chile	Salar de Atacama				X
China	Shenzhen			X
Finland	Kipsikorpi				X
	Pori				X
France	Sens	X
Germany	Duisburg	X			X
	Empelde	X				X
	Hainhausen	X
	Liebenau			X
	Schwarzheide				X
	Marktredwitz		X
	Plochingen		X
	Stadeln	X	X
	Troisdorf	X	X	X
Italy	Turin	X
The Netherlands	Oss	X
United Kingdom	Barrow-in Furness	X
	Birtley			X	X
	Kidsgrove			X
United States	Beltsville, MD	X
	East St. Louis,IL			X
	Easton, PA			X
	Harrisburg, NC	X		X
	Kings Mountain, NC				X
	Laurens, SC		X
	Middletown, NY	X		X		X
	Pineville, NC					X
	Silver Peak, NV	X			X
	Sunbright, VA	X				X
	Valdosta, GA	X

(a) The Company is currently operating groundwater monitoring and/or remediation systems at these locations.

(b) The Company is currently operating groundwater monitoring and/or remediation systems at these locations for which prior owners or insurers have assumed responsibility.

(c) The Company is currently conducting investigations into additional possible soil and/or groundwater contamination at these locations.

(d) The Company has land restoration obligations relating to landfill activities or surface mining at these locations.

(e) The Company is responsible for liabilities related to environmental matters at these closed facilities.

Schedule of changes in the Company's reclamation obligations

	YearendedDecember31,
($inmillions)	2011	2010
Liability balance, January1	$21.7	$24.1
Additions	4.6	2.6
Accretion	0.5	0.7
Utilization	(3.4)	(3.6)
Revisions to estimates	(0.1)	(0.8)
Foreign exchange	(0.1)	(1.3)
Liability balance, December31	$23.2	$21.7